PP&E - Accumulated Depreciation (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in property, plant and equipment
At the beginning of the year	$ 5,696,731
Depreciation	(1,533,091)	$ (1,312,898)	$ (1,559,899)
At the end of the period	6,789,118	5,696,731
PP&E without material | Accumulated Depreciation And Amortisation
Reconciliation of changes in property, plant and equipment
At the beginning of the year	(8,914,288)	(8,158,589)
Depreciation	(1,533,091)	(1,312,898)
Currency translation adjustments	7,060	127,001
Reclassifications	650	2,452
Decreases	1,174,491	427,746
At the end of the period	(9,265,178)	(8,914,288)	(8,158,589)
PP&E without material | Net carrying value
Reconciliation of changes in property, plant and equipment
At the beginning of the year	5,757,248
At the end of the period	6,859,618	5,757,248
Amount reclassified to Assets held for sale	(3,011)	(2,322)
Real Estate | Accumulated Depreciation And Amortisation
Reconciliation of changes in property, plant and equipment
At the beginning of the year	(344,172)	(303,691)
Depreciation	(71,263)	(48,794)
Currency translation adjustments	1,026	5,579
Reclassifications	664	2,396
Decreases	713	338
At the end of the period	(413,032)	(344,172)	(303,691)
Real Estate | Net carrying value
Reconciliation of changes in property, plant and equipment
At the beginning of the year	939,561
At the end of the period	1,193,638	939,561
Switching Equipment | Accumulated Depreciation And Amortisation
Reconciliation of changes in property, plant and equipment
At the beginning of the year	(912,335)	(381,220)
Depreciation	(79,128)	(66,676)
Currency translation adjustments	3,008	13,973
Reclassifications	5	(478,459)
Decreases	1,574	47
At the end of the period	(986,876)	(912,335)	(381,220)
Switching Equipment | Net carrying value
Reconciliation of changes in property, plant and equipment
At the beginning of the year	230,537
At the end of the period	251,564	230,537
Fixed Network and Transportation | Accumulated Depreciation And Amortisation
Reconciliation of changes in property, plant and equipment
At the beginning of the year	(3,417,068)	(3,632,958)
Depreciation	(750,748)	(560,461)
Currency translation adjustments	(6,814)	51,343
Reclassifications	(410)	478,459
Decreases	792,886	246,549
At the end of the period	(3,382,154)	(3,417,068)	(3,632,958)
Fixed Network and Transportation | Net carrying value
Reconciliation of changes in property, plant and equipment
At the beginning of the year	2,392,972
At the end of the period	2,856,173	2,392,972
Mobile Network Access | Accumulated Depreciation And Amortisation
Reconciliation of changes in property, plant and equipment
At the beginning of the year	(1,104,468)	(986,987)
Depreciation	(111,645)	(131,038)
Currency translation adjustments	2,462	12,704
Reclassifications	(78)	796
Decreases	44,670	57
At the end of the period	(1,169,059)	(1,104,468)	(986,987)
Mobile Network Access | Net carrying value
Reconciliation of changes in property, plant and equipment
At the beginning of the year	418,519
At the end of the period	425,219	418,519
Tower and Pole | Accumulated Depreciation And Amortisation
Reconciliation of changes in property, plant and equipment
At the beginning of the year	(187,912)	(169,806)
Depreciation	(67,454)	(21,299)
Currency translation adjustments	725	3,269
Reclassifications	5	(76)
Decreases	1,678
At the end of the period	(252,958)	(187,912)	(169,806)
Tower and Pole | Net carrying value
Reconciliation of changes in property, plant and equipment
At the beginning of the year	152,718
At the end of the period	215,643	152,718
Power Equipment and Installations | Accumulated Depreciation And Amortisation
Reconciliation of changes in property, plant and equipment
At the beginning of the year	(357,540)	(319,087)
Depreciation	(54,440)	(47,727)
Currency translation adjustments	1,890	9,337
Reclassifications	(39)	(63)
Decreases	8,674
At the end of the period	(401,455)	(357,540)	(319,087)
Power Equipment and Installations | Net carrying value
Reconciliation of changes in property, plant and equipment
At the beginning of the year	218,509
At the end of the period	221,402	218,509
Computer equipment | Accumulated Depreciation And Amortisation
Reconciliation of changes in property, plant and equipment
At the beginning of the year	(1,998,608)	(1,760,068)
Depreciation	(207,810)	(258,850)
Currency translation adjustments	3,296	20,553
Reclassifications	(73)	(243)
Decreases	15,262
At the end of the period	(2,187,933)	(1,998,608)	(1,760,068)
Computer equipment | Net carrying value
Reconciliation of changes in property, plant and equipment
At the beginning of the year	470,732
At the end of the period	432,689	470,732
Goods lent to customers at no cost | Accumulated Depreciation And Amortisation
Reconciliation of changes in property, plant and equipment
At the beginning of the year	(154,120)	(175,306)
Depreciation	(137,160)	(154,692)
Currency translation adjustments	1,327	4,375
Reclassifications	665
Decreases	70,386	171,503
At the end of the period	(218,902)	(154,120)	(175,306)
Goods lent to customers at no cost | Net carrying value
Reconciliation of changes in property, plant and equipment
At the beginning of the year	165,131
At the end of the period	158,898	165,131
Vehicles | Accumulated Depreciation And Amortisation
Reconciliation of changes in property, plant and equipment
At the beginning of the year	(151,732)	(156,819)
Depreciation	(18,909)	(6,526)
Currency translation adjustments	(85)	1,052
Reclassifications	(54)	1,326
Decreases	9,447	9,235
At the end of the period	(161,333)	(151,732)	(156,819)
Vehicles | Net carrying value
Reconciliation of changes in property, plant and equipment
At the beginning of the year	36,591
At the end of the period	76,639	36,591
Machinery, diverse equipment and tools | Accumulated Depreciation And Amortisation
Reconciliation of changes in property, plant and equipment
At the beginning of the year	(217,451)	(211,921)
Depreciation	(20,005)	(6,756)
Currency translation adjustments	467	2,910
Reclassifications	(18)	(1,684)
Decreases	228,904
At the end of the period	(8,103)	(217,451)	(211,921)
Machinery, diverse equipment and tools | Net carrying value
Reconciliation of changes in property, plant and equipment
At the beginning of the year	31,674
At the end of the period	17,677	31,674
Other | Accumulated Depreciation And Amortisation
Reconciliation of changes in property, plant and equipment
At the beginning of the year	(68,882)	(60,726)
Depreciation	(14,529)	(10,079)
Currency translation adjustments	(242)	1,906
Reclassifications	(17)
Decreases	297	17
At the end of the period	(83,373)	(68,882)	$ (60,726)
Other | Net carrying value
Reconciliation of changes in property, plant and equipment
At the beginning of the year	34,496
At the end of the period	31,762	34,496
Construction in progress | Net carrying value
Reconciliation of changes in property, plant and equipment
At the beginning of the year	198,714
At the end of the period	337,494	198,714
Materials | Net carrying value
Reconciliation of changes in property, plant and equipment
At the beginning of the year	467,094
At the end of the period	$ 640,820	$ 467,094